CONSOLIDATED BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 116.2	$ 84.1
Restricted cash	11.0	25.3
Accounts receivables, net	235.1	221.7
Amount due from related party	49.1	5.8
Deferred tax assets	6.5	2.9
Other current assets	29.9	43.6
Total current assets	447.8	383.4
Non-current assets
Goodwill	0	480.6
Deferred tax assets	25.3	16.4
Newbuildings	172.6	312.9
Drilling units	2,923.5	2,377.8
Other non-current assets	119.4	128.2
Total non-current assets	3,240.8	3,315.9
Total assets	3,688.6	3,699.3
Current liabilities
Current portion of long-term debt	218.1	166.7
Amount due to related party	17.0	13.0
Trade accounts payable	6.5	10.4
Tax payable	11.8	17.9
Deferred taxes	0	0
Other current liabilities	267.8	223.4
Total current liabilities	521.2	431.4
Non-current liabilities
Long-term interest bearing debt	2,203.6	1,581.2
Long term debt to related party	322.7	700.0
Deferred taxes	54.2	35.7
Pension liabilities	82.9	57.6
Other non-current liabilities	42.4	35.9
Total non-current liabilities	2,705.8	2,410.4
Shareholders’ equity
Common shares of par value $5.00 per share: 241,142,651 shares outstanding at December 31, 2014 (December 31, 2013: 227,629,137)	1,205.7	1,138.1
Additional paid in capital	48.6	1.3
Contributed surplus	834.3	834.3
Contributed deficit	(1,188.4)	(1,188.4)
Accumulated other comprehensive loss	(58.6)	(39.4)
Non controlling interest	10.1	(2.3)
Accumulated (deficit)/earnings	(390.1)	113.9
Total shareholders’ equity	461.6	857.5
Total liabilities and shareholders’ equity	$ 3,688.6	$ 3,699.3